Taxes (Details) - Schedule of valuation allowance for deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Valuation Allowance For Deferred Tax Assets Abstract
Beginning balance	$ 847,735	$ 452,009
Additions	124,502	395,726
Ending balance	$ 972,237	$ 847,735